Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Travel license	30,456	30,456	4,290
Insurance agency license	11,711	11,711	1,650
Software	64,985	65,688	9,252
Technology	4,300	4,300	606
Trade names	38,264	38,264	5,389
Customer relationship	11,020	11,020	1,552
Non-compete agreements	5,816	5,816	819
Subtotal	166,552	167,255	23,558
Less: Accumulated amortization	(113,558)	(118,842)	(16,739)
Less: Impairment	(22,322)	(22,322)	(3,144)
Total	30,672	26,091	3,675

Schedule of annual estimated amortization expense for intangible assets

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2024	4,169	587
2025	2,903	409
2026	2,422	341
2027	2,377	335
2028	1,914	270
Thereafter	12,306	1,733
Total	26,091	3,675